INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Domestic			$ (156,124)	$ (59,408)
Loss before income taxes	$ (82,553)	$ (17,471)	(156,119)	(59,408)
Federal			0	0
State			5	6
Total current			5	6
Federal			0	0
State			0	0
Total deferred			0	0
Total provision for income taxes	$ 0	$ 0	$ 5	$ 6